JACOB C. TIEDT ATTORNEY AT LAW +1 (312) 609-7697 jtiedt@vedderprice.com	222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES October 16, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Dividend Advantage Municipal Income Fund (the “Registrant”)

File No. 333-206627

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (“Amendment No. 2”) relating to the issuance of common shares in connection with the reorganization of each of Nuveen Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc. and Nuveen Municipal Opportunity Fund, Inc. into the Registrant.

Amendment No. 2 incorporates revisions to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed on October 2, 2015, relating to the issuance of common shares in connection with the reorganizations described above (“Amendment No. 1”), in response to comments provided telephonically by the staff of the U.S. Securities and Exchange Commission to Vedder Price P.C. on October 9, 2015, with respect to Amendment No. 1. Amendment No. 2 is also being filed for the purpose of providing certain information required by Form N-14 and not included in Amendment No. 1 and to make certain other non-material changes.

Please contact the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Very truly yours,

/s/ Jacob C. Tiedt

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, and with Vedder Price (CA), LLP, which operates in California.